Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis

Those assets and liabilities which will continue to be measured at fair value on a recurring basis are as follows:

		Category Used for Fair Value Measurement
	Total	Level 1	Level 2	Level 3
December 31, 2015
Assets:
Investment securities available for sale:
U.S. Treasury securities	$2,484	$2,484	$—	$—
U.S. Government agency securities	4,902	—	4,902	—
U.S. Government agency mortgage-backed securities	205,512	—	205,512	—
Other mortgage-backed securities	182	—	182	—
Trust preferred securities	10,174	—	—	10,174
Collateralized loan obligations	58,996	—	58,996	—
Other securities	625	625	—	—
Hedged commercial loans	5,924	—	5,924	—
Interest rate swaps	5,611	—	5,611	—
Liabilities:
Fair value interest rate swaps	351	—	351	—
Interest rate swaps	5,649	—	5,649	—
December 31, 2014
Assets:
Investment securities available for sale:
U.S. Treasury securities	$2,503	$2,503	$—	$—
U.S. Government agency securities	4,786	—	4,786	—
U.S. Government agency mortgage-backed securities	265,156	—	265,156	—
Other mortgage-backed securities	265	—	265	—
State and municipal securities	30,922	—	30,922	—
Trust preferred securities	9,410	—	—	9,410
Collateralized loan obligations	68,603	—	68,603	—
Other securities	12,855	12,855	—	—
Hedged commercial loans	9,726	—	9,726	—
Interest rate swaps	12,294	—	12,294	—
Liabilities:
Fair value interest rate swaps	765	—	765	—
Interest rate swaps	12,419	—	12,419	—

Summary of Assets Measured at Fair Value on Non Recurring Basis

At December 31, 2015 and 2014, these assets were valued in accordance with GAAP, and except for impaired loans, real estate owned and loans held for sale included in the following table, did not require fair value disclosure under the provisions of FASB ASC 820. The related changes in fair value for the years ended December 31, 2015 and 2014 are as follows:

		Category Used for Fair Value Measurement			Total (Losses) Gains Or Changes
	Total	Level 1	Level 2	Level 3	in Net Assets
December 31, 2015
Assets:
Impaired loans	$1,161	$—	$—	$1,161	$(64)
Real estate owned	281	—	—	281	(56)
December 31, 2014
Assets:
Impaired loans	$1,826	$—	$—	$1,826	$(1,452)
Loans held-for-sale, at lower of cost or market	4,083	—	4,083	—	(4,852)
Real estate owned	144	—	—	144	(835)

Valuation Methods for Determining Fair Value of Impairment Loans

The following table summarizes the Company’s appraisal approach based upon loan category.

Loan Category Used for Impairment Review	Method of Determining the Value
Loans less than $1 million	Evaluation or restricted use appraisal
Loans $1 million or greater
Existing appraisal 18 months or less	Restricted use appraisal
Existing appraisal greater than 18 months	Summary form appraisal
Commercial loans secured primarily by residential real estate
Loans less than $1 million	Automated valuation model
Loans $1 million or greater	Summary form appraisal
Non-commercial loans secured primarily by residential real estate
Loans less than $250,000	Automated valuation model or Summary form appraisal
Loans $250,000 or greater	Summary form appraisal

Carrying Amounts and Estimated Fair Values of Financial Assets and Liabilities

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF FINANCIAL INSTRUMENTS

December 31,	2015		2014
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Assets:
Cash and due from banks	$21,836	$21,836	$43,491	$43,491
Interest-earning bank balances	182,479	182,479	505,885	505,885
Restricted cash	5,000	5,000	13,000	13,000
Investment securities available for sale	282,875	282,875	394,500	394,500
Investment securities held to maturity	250	250	489	501
Loans receivable, net	1,524,577	1,460,080	1,477,172	1,412,372
Loans held-for-sale, at lower of cost or market	—	—	4,083	4,083
Hedged commercial loans (1)	5,924	5,924	9,726	9,726
Brach assets held-for-sale	—	—	69,064	69,064
Restricted equity investments	15,733	15,733	14,961	14,961
Interest rate swaps	5,611	5,611	12,294	12,294
Liabilities:
Demand deposits	1,186,348	1,166,898	1,409,978	1,444,488
Savings deposits	221,620	213,498	224,017	232,572
Time deposits	338,134	339,294	457,909	458,233
Deposits held-for-sale	—	—	183,395	199,469
Securities sold under agreements to repurchase – customers	—	—	1,156	1,156
Advances from FHLBNY	85,607	85,790	60,787	60,935
Junior subordinated debentures	92,786	63,520	92,786	67,837
Fair value interest rate swaps	351	351	765	765
Interest rate swaps	5,649	5,649	12,419	12,419

(1)

Includes positive market value adjustment of $351 thousand and $765 thousand at December 31, 2015 and December 31, 2014, respectively, which is equal to the change in value of related interest rate swaps designated as fair value hedges of these hedged loans in accordance with FASB ASC 815.

Investment Securities [Member]
Summary of Level 3 Fair Value Measurement Activity

The following provides details of the Level 3 fair value measurement activity for the years ended December 31, 2015 and 2014:

For the Years Ended December 31,	2015	2014
Balance, beginning of year	$9,410	$7.967
Total gains (losses), realized/unrealized:
Included in earnings	3	—
Included in accumulated other comprehensive income	762	2,054
Purchases	—	—
Maturities	—	—
Prepayments	—	(611)
Calls	—	—
Transfers out of Level 3	—	—
Balance, end of year	$10,175	$9,410